PROPERTY, PLANT AND EQUIPMENT (Details 1) (Assets Leased to Others [Member], Building [Member], USD $)	Jun. 30, 2014	Jun. 30, 2013
Assets Leased to Others [Member] | Building [Member]
Property Subject to or Available for Operating Lease [Line Items]
Buildings at cost	$ 10,891,746	$ 10,846,090
Less: accumulated depreciation	(3,547,372)	(3,193,260)
Buildings, net	$ 7,344,374	$ 7,652,830